Submission	Oct. 01, 2026
Submission [Line Items]
Central Index Key	0000900422
Registrant Name	FRANKLIN MUNICIPAL OPPORTUNITIES TRUST
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES